ORDINARY SHARES AND STATUTORY RESERVE (Statutory Reserve) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Appropriations	¥ 38,563	¥ 40,491	¥ 36,524
Statutory reserve	¥ 153,806	¥ 115,243	¥ 74,752
Statutory Reserves, Percentage of Appropriation From Net Profit	10.00%
Statutory Reserves, Balance As Percentage to Capital	50.00%
Statutory Reserves for Private Schools Requiring Reasonable Returns, Percentage of Appropriation From Net Profit	25.00%
Statutory Reserves for Private Schools Not Requiring Reasonable Returns, Percentage of Expected Annual Increase in Net Assets	25.00%